INTANGIBLE ASSETS - Components of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 964	$ 1,060	$ 899
Cost
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	1,029	1,128
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ (65)	$ (68)